PROPERTY, PLANT AND EQUIPMENT - Changes in Net Carrying Amounts of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Total property, plant and equipment	$ 14,666	$ 14,018
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	33,851	32,666
Right-of-use assets at beginning of period	2,248	1,911
Additions and transfers	2,788	2,312
Additions to right-of-use assets	380	337
Acquisitions from business combinations	41	43
Acquisitions of right-of-use assets	0	0
Disposals and other	(1,307)	(1,170)
Disposals and other, right-of-use assets	(2)	0
Disposals and other	1,309	1,170
Total property, plant and equipment	37,999	36,099
Property, plant and equipment at end of period	35,373	33,851
Right-of-use assets at end of period	2,626	2,248
Additions Other Than Through Business Combinations, Property, Plant, and Equipment and Right-of-Use Assets	3,168	2,649
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(21,684)	(20,468)
Right-of-use assets at beginning of period	(397)	(175)
Disposals and other	1,314	1,174
Disposals and other, right-of-use assets	2	(5)
Disposals and other	(1,316)	(1,169)
Depreciation	2,322	2,390
Depreciation, right-of-use assets	246	217
Total property, plant and equipment	23,333	22,081
Property, plant and equipment at end of period	(22,692)	(21,684)
Right-of-use assets at end of period	(641)	(397)
Depreciation, Property, Plant, and Equipment and Right-of-Use Assets	2,568	2,607
Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	12,167	12,198
Right-of-use assets at beginning of period	1,851	1,736
Total property, plant and equipment	14,666	14,018
Property, plant and equipment at end of period	12,681	12,167
Right-of-use assets at end of period	1,985	1,851
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,210	1,179
Additions and transfers	29	31
Acquisitions from business combinations	2	0
Disposals and other	0	0
Property, plant and equipment at end of period	1,241	1,210
Land and buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(496)	(461)
Disposals and other	0	2
Depreciation	35	37
Property, plant and equipment at end of period	(531)	(496)
Land and buildings | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	714	718
Property, plant and equipment at end of period	710	714
Cable and wireless network | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	21,913	20,804
Additions and transfers	1,167	1,863
Acquisitions from business combinations	29	4
Disposals and other	(802)	(758)
Property, plant and equipment at end of period	22,307	21,913
Cable and wireless network | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(14,268)	(13,814)
Disposals and other	796	742
Depreciation	1,170	1,196
Property, plant and equipment at end of period	(14,642)	(14,268)
Cable and wireless network | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,645	6,990
Property, plant and equipment at end of period	7,665	7,645
Computer equipment and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,078	5,653
Additions and transfers	849	620
Acquisitions from business combinations	1	37
Disposals and other	(321)	(232)
Property, plant and equipment at end of period	6,607	6,078
Computer equipment and software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,253)	(3,749)
Disposals and other	322	243
Depreciation	751	747
Property, plant and equipment at end of period	(4,682)	(4,253)
Computer equipment and software | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,825	1,904
Property, plant and equipment at end of period	1,925	1,825
Customer premise equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,954	1,939
Additions and transfers	142	168
Acquisitions from business combinations	6	0
Disposals and other	(147)	(153)
Property, plant and equipment at end of period	1,955	1,954
Customer premise equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,515)	(1,387)
Disposals and other	156	160
Depreciation	245	288
Property, plant and equipment at end of period	(1,604)	(1,515)
Customer premise equipment | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	439	552
Property, plant and equipment at end of period	351	439
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	618	587
Additions and transfers	62	34
Acquisitions from business combinations	0	1
Disposals and other	0	(4)
Property, plant and equipment at end of period	680	618
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(313)	(281)
Disposals and other	1	4
Depreciation	41	36
Property, plant and equipment at end of period	(353)	(313)
Leasehold improvements | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	305	306
Property, plant and equipment at end of period	327	305
Equipment and vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,230	1,184
Additions and transfers	57	68
Acquisitions from business combinations	3	1
Disposals and other	(37)	(23)
Property, plant and equipment at end of period	1,253	1,230
Equipment and vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(839)	(776)
Disposals and other	39	23
Depreciation	80	86
Property, plant and equipment at end of period	(880)	(839)
Equipment and vehicles | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	391	408
Property, plant and equipment at end of period	373	391
Construction in process | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	848	1,320
Additions and transfers	482	472
Acquisitions from business combinations	0	0
Disposals and other	0	0
Property, plant and equipment at end of period	1,330	848
Construction in process | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Disposals and other	0	0
Depreciation	0	0
Property, plant and equipment at end of period	0	0
Construction in process | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	848	1,320
Property, plant and equipment at end of period	$ 1,330	$ 848